Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property and Equipment [Abstract]
Summary of property and equipment
	September 30, 2017	December 31, 2016
Computer Equipment	$219,653	$219,653
Furniture and Fixtures	61,803	61,803
	281,456	281,456
Less: Accumulated Depreciation	(237,838)	(209,627)
	$43,618	$71,829

	December 31, 2016	December 31, 2015
Computer Equipment	$219,653	175,695
Furniture and Fixtures	61,803	61,803
	281,456	237,498
Less: Accumulated Depreciation	(209,627)	(166,992)
	$71,829	$70,506